Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

13. Leases

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining lease terms of two month to fifteen years.

Total lease costs were RMB15,427, RMB12,511 and RMB5,233 for the year ended December 31, 2022, 2023 and 2024, respectively including short-term lease costs within 12 months of RMB1,936, RMB809 and RMB1,699 respectively.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	12,484	9,266	1,269
LIABILITIES
Operating lease liabilities, current	2,709	2,994	410
Operating lease liabilities, non-current	5,348	1,680	230
Total	8,057	4,674	640

Supplemental cash flow information related to leases is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	15,048	15,169	3,700	521
Right-of-use assets obtained in exchange for operating lease liabilities	5,642	8,619	—	—

Other information related to lease is as follows:

	As of December 31,
	2023	2024
Weighted average remaining lease term (years)	5.07	4.67
Weighted average discount rate	5%	5%

13. Leases - continued

As of December 31, 2024, maturities of lease liabilities (excluding lease payments of RMB350 for the leases with lease terms less than one year) are as follows:

As of December 31,
2024
RMB
2025	2,037
2026	1,668
2027	1,316
2028 and thereafter	930
Total minimum lease payments	5,951
Less: interest	(1,277)
Present value of lease obligations	4,674